Related Party Transactions (Tables)	6 Months Ended
Mar. 31, 2023
Related Party Transactions [Abstract]
Schedule of nature of relationships with related parties
Name	Relationship with the Company
Tao Ling	Principal shareholder, Chief Executive Officer and Chairman of the Company
Xiaohong Yin	Principal shareholder and director of the Company
Bozhen Gong	Immediate family member of Tao Ling
Yun Tan	Immediate family member of Tao Ling
Luzhou Nachuan Investment Limited	An entity which owns 5% equity interest of Luzhou Aozhi

Schedule of related party transactions
	Borrowing/	Payment/
	Collecting	Lending
Name of Related Parties	Amount	Amount
Tao Ling	$394,203	$143,347
Xiaohong Yin	1,799,173	236,694
Bozhen Gong	71,673	301,028
Total	$2,265,049	$681,069
Name of related parties	Borrowing/ Collecting Amount	Payment/ Lending Amount
Xiaohong Yin	$2,355,010	$4,270,419
Bozhen Gong	314,001	314,001
Total	$2,669,011	$4,584,420

Schedule of net outstanding balances with related parties
Accounts	Name of Related Parties	March 31, 2023	September 30, 2022
		(Unaudited)
Due to related parties	Tao Ling	$254,820	$-
Due to related parties	Xiaohong Yin	1,587,162	-
Due to related parties	Bozhen Gong	72,806	295,213
Due to related parties	Yun Tan	189,295	182,751
Total due to related parties		$2,104,083	$477,964